Note 12 - Related party balances and transactions: Schedule of Relationships of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Fdt Qingdao Intellectual Technology Co. Ltd
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Tungray (Kunshan) Industrial Automation Co., Ltd
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Qingdao Tungray Biology Technology Co., Ltd.
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Shanghai Tongrui Investment Management Co., Ltd.
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Hefei CAS Dihuge Automation Co., Ltd.
Nature of Common Ownership or Management Control Relationships	10.27% ownership interest investee
Kunshan Tungray Intelligent Technology Co., Ltd.
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Shanghai Tongrui Industrial Automation Equipment Co., Ltd
Nature of Common Ownership or Management Control Relationships	Common control under major shareholder
Wanjun Yao
Nature of Common Ownership or Management Control Relationships	Major shareholder/Chairman, Chief Executive Officer and Director
Jingan Tang
Nature of Common Ownership or Management Control Relationships	Director/Senior Manager of Tungray Industrial Automation Shenzhen
Liling Du
Nature of Common Ownership or Management Control Relationships	CFO of Tungray Singapore
Gang Wang
Nature of Common Ownership or Management Control Relationships	Shareholder of Tungray Singapore and Tung Resource
Demin Han
Nature of Common Ownership or Management Control Relationships	General Manager
Lei Yao
Nature of Common Ownership or Management Control Relationships	Chief Technology Officer
Mingxing Gao
Nature of Common Ownership or Management Control Relationships	General Manager